OPPENHEIMER STRATEGIC BOND FUND/VA

Supplement dated March 4, 2010 to the

Prospectus and Statement of Additional Information dated April 30, 2009

This supplement amends the Prospectus and Statement of Additional Information of Oppenheimer Strategic Bond Fund/VA (the "Fund"), each dated April 30, 2009.

As of April 30, 2010, the Fund will change its name to “Oppenheimer Global Strategic Income Fund/VA." No changes are being made to the Fund’s investment objective, investment strategies and policies.

March 4, 2010                                                                                                                             PS0625.007